Schedule of common stock reserved for future issuance (Details) - shares	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock options and restricted stock units issued and outstanding	1,663,280	1,269,286	1,161,983
Total common stock reserved for future issuance	463,522	566,560	403,484
2020 Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Awards available for future issuance under the 2020 Plan	39,200	26,013	23,086
Employees Stock Purchase Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Awards available for future issuance under the ESPP	59,278	43,786	33,837
Pre Paid Advance Agreement PPAs [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares available for future conversions of PPAs	0	136,923	0
Common Stock Options And Restricted Stock Unit [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock options and restricted stock units issued and outstanding	171,463	166,257	152,980
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants for the purchase of common stock	193,581	193,581	193,581